Inventory (Details) - ZAR (R) R in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Inventories [Abstract]
Inventory – finished goods	R 57,013	R 26,449
Write-down of inventory to net realizable value	R 9,294	R 9,967	R 5,317